Document and Entity Information	Dec. 06, 2021
Cover [Abstract]
Entity Registrant Name	Crescent Energy Co
Amendment Flag	true
Entity Central Index Key	0001866175
Document Type	8-K/A
Document Period End Date	Dec. 06, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-41132
Entity Tax Identification Number	87-1133610
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 7200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	337-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CRGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K filed with the Securities and Exchange Commission by Crescent Energy Company (formerly known as IE PubCo Inc., the “Company”) on December 7, 2021 (the “Original Crescent Form 8-K”), on December 7, 2021 (the “Closing Date”), the Company consummated the transactions (the “Transactions”) contemplated by the Transaction Agreement, dated as of June 7, 2021 (the “Transaction Agreement”), among Contango Oil & Gas Company (“Contango”), Independence Energy LLC (“Independence”), the Company, IE OpCo LLC (“OpCo”), IE L Merger Sub LLC (“L Merger Sub”) and IE C Merger Sub Inc. (“C Merger Sub”), pursuant to which each of Contango and Independence became wholly owned subsidiaries of the Company. Substantially concurrent with the consummation of the Transactions, the name of the Company was changed from “IE PubCo Inc.” to “Crescent Energy Company.” This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Crescent Form 8-K to provide the historical and pro forma financial statements described in Item 9.01 below. No other modifications to the Original Crescent Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Crescent Form 8-K, which provides a more complete description of the Transactions.